Loans and financing (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Loans and financing
Current borrowings	R$ 98,561
Balance at beginning of the year	0
Additions	100,000
Business combination	548
Loan cost	(2,426)
Interest expense	1,002
Payment of loans and financing	(563)
Balance at end of year	R$ 98,561
CDI
Loans and financing
Interest rate spread	100.00%
Interest rate	0.70%
Current borrowings	R$ 98,561
Loan agreement, face amount	R$ 100,000